Issued capital (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Disclosure of detailed information of issued capital [Table Text Block]
	Year ended		Year ended
	December 31, 2022		December 31, 2021
	Number of		Number of
	Shares	Cost	Shares	Cost
Balance, beginning of the year	64,727	$415,982	58,779	$406,214
Exercise of warrants (note 13)	10	124	5,723	7,982
Exercise of stock options (note 13)	36	320	156	944
Exercise of restricted share units (note 13)	106	1,308	69	842
Share repurchase	(873)	(6,088)	-	-
Balance, end of the year	64,006	$411,646	64,727	$415,982